UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10197

Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 145.8% (100.0% of Total Investments)
	Consumer Staples – 7.7% (5.3% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
$ 2,000	5.600%, 6/01/36	12/18 at 100.00	BB–	$ 1,552,380
1,000	5.650%, 6/01/41	12/18 at 100.00	BB–	739,330
330	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	309,745
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,775	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	Baa1	2,665,998
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
9,540	5.750%, 6/01/47	6/17 at 100.00	B	7,270,720
1,270	5.125%, 6/01/47	6/17 at 100.00	B	877,951
3,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	2,693,540
	Bonds, Series 2007A-2, 5.300%, 6/01/37
20,575	Total Consumer Staples			16,109,664
	Education and Civic Organizations – 7.7% (5.3% of Total Investments)
1,775	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,743,547
	Laboratory, Series 2012, 5.000%, 7/01/37
2,745	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	3,271,683
	Tender Option Bond Trust 09-11B, 17.956%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	130,534
165	5.000%, 11/01/25	11/15 at 100.00	A2	169,965
1,915	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/14 at 100.00	Baa1	1,917,011
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	BBB+	2,661,750
	6.250%, 6/01/40
850	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	897,439
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
520	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	4/14 at 100.00	N/R	520,218
	University, Series 2003, 6.500%, 10/01/23
4,610	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	Aa1	4,822,106
15,205	Total Education and Civic Organizations			16,134,253
	Health Care – 27.7% (19.0% of Total Investments)
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	2,548,125
	Series 2008J, 5.625%, 7/01/32
895	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	917,447
	San Diego, Series 2011, 5.250%, 8/15/41
1,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	1,503,855
	5.250%, 11/15/46
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	9,283,798
	5.250%, 11/15/46 (UB)
4,215	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	4,254,284
	of Central California, Series 2007, 5.250%, 2/01/27
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,521,487
	West, Series 2005A, 5.000%, 3/01/35
3,200	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	3,173,440
	Series 2012A, 5.000%, 4/01/42
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health
	System, Trust 2554:
1,325	18.294%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,384,612
998	18.261%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,050,607
2,225	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,903,955
	System, Series 2007A, 5.125%, 7/15/31
5,250	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	4,918,200
	Health System, Series 2005A, 5.250%, 7/01/35
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	432,323
	Series 2001C, 5.250%, 8/01/31
1,035	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA	1,039,223
	2004D, 5.050%, 8/15/38 – AGM Insured
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A:
2,705	5.000%, 11/15/43	11/15 at 100.00	AA–	2,684,172
3,315	5.000%, 11/15/43 (UB) (4)	11/15 at 100.00	AA–	3,289,475
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,178,480
	2008A, 8.250%, 12/01/38
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central California,	3/20 at 100.00	A+	1,633,023
	Series 2010, 5.375%, 3/15/36
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB+	447,670
	6.500%, 11/01/29
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	4,617,648
	6.000%, 11/01/41
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	5,528,609
	Center, Series 2007A, 5.000%, 7/01/38
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,460,578
	7.500%, 12/01/41
58,268	Total Health Care			57,771,011
	Housing/Multifamily – 1.4% (1.0% of Total Investments)
1,310	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,366,933
	Series 2010A, 6.400%, 8/15/45
410	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	407,458
	Series 2012A, 5.500%, 8/15/47
940	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	932,236
	Series 2012B, 7.250%, 8/15/47
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	196,888
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
2,865	Total Housing/Multifamily			2,903,515
	Housing/Single Family – 3.3% (2.2% of Total Investments)
1,490	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	BBB	1,427,286
	5.050%, 2/01/29 (Alternative Minimum Tax)
135	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	BBB	141,290
	FGIC Insured (Alternative Minimum Tax)
5,775	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.650%, 8/01/31	2/16 at 100.00	BBB	5,232,728
	(Alternative Minimum Tax)
7,400	Total Housing/Single Family			6,801,304
	Industrials – 0.0% (0.0% of Total Investments)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	12,605
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
	Tax Obligation/General – 32.9% (22.6% of Total Investments)
1,300	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	1,379,716
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative Minimum Tax)	12/15 at 100.00	AA	9,393,800
13,850	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38	4/19 at 100.00	A1	15,731,384
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	A1	2,326,160
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,041,730
	California State, General Obligation Bonds, Various Purpose Series 2011:
4,850	5.250%, 10/01/28	No Opt. Call	A1	5,344,070
2,300	5.000%, 9/01/41	9/21 at 100.00	A1	2,341,262
2,190	5.000%, 10/01/41	10/21 at 100.00	A1	2,229,661
32,730	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	Aa2	4,713,447
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	Aa2	1,429,306
	Series 2009D, 5.000%, 7/01/27
13,530	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	8,017,878
	Series 2004A, 0.000%, 8/01/24 – NPFG Insured
1,265	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	8/17 at 100.00	A+	1,282,685
	5.000%, 8/01/32 – NPFG Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	1,899,180
	NPFG Insured
1,000	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	1,054,780
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation,
	Election 2004, Series 2010D:
6,480	0.000%, 8/01/31	No Opt. Call	Aa2	2,588,760
17,510	0.000%, 8/01/42	No Opt. Call	Aa2	6,025,191
1,600	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,648,336
	2011C, 5.250%, 8/01/47
114,890	Total Tax Obligation/General			68,447,346
	Tax Obligation/Limited – 29.4% (20.2% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	665,522
385	5.800%, 9/01/35	9/14 at 102.00	N/R	386,271
1,190	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	315,183
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (5)
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A2	7,410,340
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
1,245	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA	1,280,682
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	440,877
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
700	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/14 at 101.00	A	662,935
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003, 5.000%,
	9/01/33 – NPFG Insured
4,265	Escondido Joint Powers Financing Authority, California, Lease Revenue Bonds, Water System	3/22 at 100.00	AA–	4,270,374
	Financing, Series 2012, 5.000%, 9/01/41
960	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/14 at 100.00	A–	961,555
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	752,940
	6.000%, 9/01/34
1,500	Gilroy School Facilities Financing Authority, Santa Clara County, California, Revenue Bonds,	8/23 at 100.00	Aa3	1,482,525
	Series 2013A, 5.000%, 8/01/46
2,995	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	2,898,142
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AGM Insured
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,821,057
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation,	2/17 at 100.00	A–	1,737,648
	Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation,	2/23 at 100.00	AA	1,497,810
	Series 2013A, 5.000%, 2/01/38 – BAM Insured
870	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	860,961
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	206,320
470	5.125%, 9/01/36	9/16 at 100.00	N/R	453,743
415	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	397,387
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	811,144
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA–	1,356,507
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
750	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	824,888
	2011A, 7.000%, 9/01/31
475	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	561,303
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
475	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	458,204
	Series 2006D, 5.000%, 9/01/33
175	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	191,179
	Project, Series 2011, 6.750%, 9/01/40
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	2/14 at 100.00	N/R	2,000,680
	Ranch, Series 2003A, 5.550%, 8/15/33
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,210	5.250%, 9/01/30	9/23 at 100.00	N/R	1,184,832
1,090	5.750%, 9/01/39	9/23 at 100.00	N/R	1,086,981
200	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	197,496
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
165	6.000%, 9/01/33	3/14 at 100.00	N/R	167,638
360	6.125%, 9/01/41	3/14 at 100.00	N/R	362,938
3,085	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	3,180,388
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	3,707,600
	2009A, 0.000%, 8/01/32
550	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	579,816
	2011A, 5.750%, 9/01/30
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	110,405
	Area, Series 2011B, 6.500%, 10/01/25
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,101,880
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,428,363
990	San Diego, California, Special Tax Community Facilities District 4 Black Mountain Ranch	3/14 at 100.00	N/R	1,009,949
	Villages Bonds, Series 2008A, 6.000%, 9/01/37
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	89,799
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
85	7.000%, 8/01/33	2/21 at 100.00	BBB	91,937
105	7.000%, 8/01/41	2/21 at 100.00	BBB	111,948
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	A	1,119,844
765	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	774,922
995	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,019,387
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	1,502,093
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
140	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	147,265
	7.000%, 10/01/26
930	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	760,452
	District 03-02 Roripaugh, Series 2013, 5.500%, 9/01/36
6,500	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A,	11/22 at 100.00	AA+	6,555,640
	5.000%, 11/01/38
240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	270,778
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
62,690	Total Tax Obligation/Limited			61,268,528
	Transportation – 5.5% (3.7% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	1,709,651
	Option Bond Trust 3211, 13.558%, 10/01/32 (IF)
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	7,053,900
	Bonds, Series 1999, 5.875%, 1/15/27
	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P:
1,545	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	1,588,785
1,000	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	1,012,990
10,975	Total Transportation			11,365,326
	U.S. Guaranteed – 7.1% (4.9% of Total Investments) (6)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	2,138,382
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	3,944,062
	Tender Option Bond Trust 1065, 9.416%, 3/01/33 (Pre-refunded 3/01/18) (IF)
860	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	884,622
	(Pre-refunded 7/01/14)
405	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	432,329
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB- (6)	2,472,000
	6.000%, 8/01/26 (ETM)
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (6)	383,120
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA- (6)	1,721,131
	5.000%, 3/01/24 (Pre-refunded 3/01/14) – NPFG Insured
825	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (6)	963,476
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
1,315	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41	5/16 at 101.00	Aa2 (6)	1,322,101
	(Pre-refunded 5/15/16) – FGIC Insured
415	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R (6)	462,210
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39 (Pre-refunded 9/01/14)
12,750	Total U.S. Guaranteed			14,723,433
	Utilities – 14.6% (10.0% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	5,190,000
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,295,984
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	522,380
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
14,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	14,533,949
	2012B, 5.000%, 7/01/43
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	790,656
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,495,920
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,627,260
	Bonds, Series 2010-1, 5.000%, 7/01/28
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,871,760
	5.000%, 11/01/33
29,645	Total Utilities			30,327,909
	Water and Sewer – 8.5% (5.8% of Total Investments)
2,500	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	2,744,700
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/28
5,240	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources	No Opt. Call	Baa3	4,276,836
	Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative Minimum Tax)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,429,652
	8/01/36 – NPFG Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	556,401
	5.000%, 4/01/36 – NPFG Insured
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,131,360
	Series 2007A, 5.000%, 7/01/37
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,432,322
	Bond Trust 09-8B, 17.513%, 7/01/35 (IF) (4)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/19 at 100.00	AAA	1,795,800
	Bond Trust 11782-1, 17.846%, 2/15/35 (IF)
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	790,793
	2006, 5.000%, 12/01/31 – FGIC Insured
2,400	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	2,499,912
	Series 2009B, 5.000%, 11/01/39
17,495	Total Water and Sewer			17,657,776
$ 355,933	Total Long-Term Investments (cost $301,328,003)			303,522,670
	Floating Rate Obligations – (4.5)%			(9,380,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.1)% (7)			(98,000,000)
	Other Assets Less Liabilities – 5.8%			12,045,955
	Net Assets Applicable to Common Shares – 100%			$ 208,188,625

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$303,522,670	$ —	$303,522,670

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $292,023,584.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 13,896,583
Depreciation	(11,774,636)
Net unrealized appreciation (depreciation) of investments	$ 2,121,947

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014